Significant accounting policies - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	[1]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets (Note 8)	$ 58,908	$ 87,598	$ 0
Lease liabilities	$ 75,600	105,268
Lease receivables		11,400
Vessels | Adoption Of New Accounting Standard | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities		86,700
Office Lease | Adoption Of New Accounting Standard | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities		$ 18,400

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.